Loans (Schedule Of Finance Receivables Delinquency Status) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 342.7	$ 329.6
Current	30,618.6	19,945.3
Total Finance Receivables	33,656.8	20,274.9
Transportation Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	29.4	11.4
Current	3,532.2	2,941.5
Total Finance Receivables	3,561.6	2,952.9
Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	213.8	192.5
Current	20,954.1	14,859.4
Total Finance Receivables	21,331.9	15,051.9
Consumer And Community Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	25.0
Current	4,689.0
Total Finance Receivables	7,245.5
Non-Strategic Portfolios [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	74.5	125.7
Current	1,443.3	2,144.4
Total Finance Receivables	1,517.8	2,270.1
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	180.1	225.8
30-59 Days Past Due [Member] | Transportation Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9.9	5.2
30-59 Days Past Due [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	133.0	147.9
30-59 Days Past Due [Member] | Consumer And Community Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	18.5
30-59 Days Past Due [Member] | Non-Strategic Portfolios [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	18.7	72.7
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	58.9	52.0
60-89 Days Past Due [Member] | Transportation Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2.0	1.9
60-89 Days Past Due [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	32.8	30.4
60-89 Days Past Due [Member] | Consumer And Community Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2.0
60-89 Days Past Due [Member] | Non-Strategic Portfolios [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	22.1	19.7
90 Days Or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	103.7	51.8
90 Days Or Greater [Member] | Transportation Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	17.5	4.3
90 Days Or Greater [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	48.0	14.2
90 Days Or Greater [Member] | Consumer And Community Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4.5
90 Days Or Greater [Member] | Non-Strategic Portfolios [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	33.7	33.3
Aerospace [Member] | Transportation Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	16.8	0.1
Current	1,745.5	1,796.4
Total Finance Receivables	1,762.3	1,796.5
Aerospace [Member] | 30-59 Days Past Due [Member] | Transportation Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1.4
Aerospace [Member] | 90 Days Or Greater [Member] | Transportation Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	15.4	0.1
Rail [Member] | Transportation Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12.6	11.3
Current	108.3	118.7
Total Finance Receivables	120.9	130.0
Rail [Member] | 30-59 Days Past Due [Member] | Transportation Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8.5	5.2
Rail [Member] | 60-89 Days Past Due [Member] | Transportation Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2.0	1.9
Rail [Member] | 90 Days Or Greater [Member] | Transportation Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2.1	4.2
Maritime Finance [Member] | Transportation Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,678.4	1,026.4
Total Finance Receivables	1,678.4	1,026.4
Commercial Finance [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	20.5	4.9
Current	9,342.3	6,633.5
Total Finance Receivables	9,432.2	6,638.4
Commercial Finance [Member] | 30-59 Days Past Due [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		4.4
Commercial Finance [Member] | 90 Days Or Greater [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	20.5	0.5
Real Estate Finance [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2.6
Current	5,260.4	1,768.6
Total Finance Receivables	5,357.6	1,768.6
Real Estate Finance [Member] | 30-59 Days Past Due [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1.9
Real Estate Finance [Member] | 90 Days Or Greater [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0.7
Business Capital [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	190.7	187.6
Current	6,351.4	6,457.3
Total Finance Receivables	6,542.1	6,644.9
Business Capital [Member] | 30-59 Days Past Due [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	131.1	143.5
Business Capital [Member] | 60-89 Days Past Due [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	32.8	30.4
Business Capital [Member] | 90 Days Or Greater [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	26.8	$ 13.7
Legacy Consumer Mortgages [Member] | Consumer And Community Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	21.6
Current	2,923.8
Total Finance Receivables	5,471.6
Legacy Consumer Mortgages [Member] | 30-59 Days Past Due [Member] | Consumer And Community Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	15.8
Legacy Consumer Mortgages [Member] | 60-89 Days Past Due [Member] | Consumer And Community Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1.7
Legacy Consumer Mortgages [Member] | 90 Days Or Greater [Member] | Consumer And Community Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4.1
Other Consumer Banking [Member] | Consumer And Community Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3.4
Current	1,765.2
Total Finance Receivables	1,773.9
Other Consumer Banking [Member] | 30-59 Days Past Due [Member] | Consumer And Community Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2.7
Other Consumer Banking [Member] | 60-89 Days Past Due [Member] | Consumer And Community Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0.3
Other Consumer Banking [Member] | 90 Days Or Greater [Member] | Consumer And Community Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0.4
PCI Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Finance Receivables	2,695.5
PCI Loans [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Finance Receivables	164.0
PCI Loans [Member] | Consumer And Community Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Finance Receivables	2,531.5
PCI Loans [Member] | Commercial Finance [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Finance Receivables	69.4
PCI Loans [Member] | Real Estate Finance [Member] | Commercial Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Finance Receivables	94.6
PCI Loans [Member] | Legacy Consumer Mortgages [Member] | Consumer And Community Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Finance Receivables	2,526.2
PCI Loans [Member] | Other Consumer Banking [Member] | Consumer And Community Banking [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Finance Receivables	$ 5.3